Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 2,398,069	$ 1,738,052
Less: allowance for credit losses	(93,048)
Total accounts receivable, net	$ 2,305,021	$ 1,738,052